Structured entities	12 Months Ended
Dec. 31, 2019
Structured entities
Structured entities

23 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions. As well as being a key element of securitisations, SEs are also used in fund management activities in order to segregate custodial duties from the provision of fund management advice.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to an SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements. RBS arranges securitisations to facilitate client transactions and undertakes own asset securitisations to sell or to fund portfolios of financial assets. RBS also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

RBS involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by RBS, or (in the case of whole loan programmes) purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on RBS Group balance sheet.

	2019				2018
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
Asset type	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
	£m	£m	£m	£m	£m	£m	£m	£m

Mortgages - RoI	2,221	468	1,917	2,385	2,817	778	2,239	3,017
Cash deposits	156	—	—	—	221
	2,377				3,038

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Other credit risk transfer securitisations

RBS also transfers credit risk on originated loans and mortgages without the transfer of assets to an SE. As part of this, RBS enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2019, debt securities in issue by such SEs (and held by third parties) were £673 million (2018 - £596 million). The associated loans and mortgages at 31 December 2019 were £9,001 million (2018 - £8,402 million).

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. RBS retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by RBS and the related covered bonds included within other financial liabilities. At 31 December 2019, £9,630 million (2018 - £9,446) of loans to customers and £280 million (2018 - £478 million) of debt investments provided security for debt securities in issue and other borrowing of £7,241 million (2018 - £6,627 million).

Lending of own issued securities

RBS Group has issued, retained, and lent debt securities under securities lending arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. RBS Group retains all of the risks and rewards of own issued liabilities lent under such arrangements and does not recognise them. At 31 December 2019, £1,704 million secured and £424 million unsecured (2018 - £526 million secured, £424 million unsecured) of own issued liabilities have been retained and lent under securities lending arrangements. At 31 December 2019,£1,745 million (2018 - £551 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending arrangements.

Unconsolidated structured entities

RBS’s interests in unconsolidated structured entities are analysed below.

	2019			2018
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	760	52	812	621	148	769
Derivative assets	196	24	220	200	47	247
Derivative liabilities	(154)	(4)	(158)	(156)	(49)	(205)
Total	802	72	874	665	146	811

Non trading assets
Loans to customers	1,544	636	2,180	1,972	536	2,508
Other financial assets	5,373	107	5,480	4,521	—	4,521
Total	6,917	743	7,660	6,493	536	7,029

Liquidity facilities/loan commitments	1,619	297	1,916	2,138	213	2,351
Guarantees	—	—	—	3	10	13

Maximum exposure	9,338	1,112	10,450	9,299	905	10,204